Filed electronically with the Securities and Exchange Commission on March 16, 2018.

File No. 033-18477

File No. 811-05385

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 79	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 81

Deutsche Value Series, Inc. (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One International Place Boston, MA 02110 (Name and Address of Agent for Service)

Copy to: John S. Marten Vedder Price, P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

| X|	Immediately upon filing pursuant to paragraph (b)
|__|	On ________________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ________________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

  Deutsche CROCI® Equity Dividend Fund - Class A, Class T, Class C, Class R, Class R6, Institutional Class, Class S
  Deutsche Mid Cap Value Fund - Class A, Class T, Class C, Class R, Class R6, Institutional Class, Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of March 2018.

DEUTSCHE VALUE SERIES, INC.

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	March 7, 2018

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	March 7, 2018

/s/John W. Ballantine
John W. Ballantine*	Director	March 7, 2018

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	March 7, 2018

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	March 7, 2018

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Director	March 7, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Director	March 7, 2018

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Vice Chairperson and Director	March 7, 2018

/s/Richard J. Herring
Richard J. Herring*	Director	March 7, 2018

/s/William McClayton
William McClayton*	Director	March 7, 2018

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	March 7, 2018

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	March 7, 2018

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	March 7, 2018

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 78, as filed on February 28, 2018 to the Registration Statement and by reference to Post-Effective Amendment No. 69, as filed on August 22, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase